Shareholder Report, Line Graph (Details) 197196_Panagram AAA CLO ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Jul. 18, 2023	Aug. 31, 2026
Eldridge AAA CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Eldridge AAA CLO ETF NAV
Accumulated Value	$ 11,557	$ 10,905	$ 10,139	$ 10,000	$ 12,142
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,943	10,611	9,889	10,000	$ 11,150
JP Morgan CLOIE AAA Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan CLOIE AAA Total Return Index
Accumulated Value	$ 11,552	$ 10,904	$ 10,130	$ 10,000	$ 12,132